Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Mar. 30, 2017
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs MLP Energy Infrastructure Fund

(the "Fund")

Supplement dated March 30, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information dated March 30, 2017

Class T Shares for the above-listed Fund are not currently offered by the Goldman Sachs Trust.
Goldman Sachs MLP Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs MLP Energy Infrastructure Fund

(the "Fund")

Supplement dated March 30, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information dated March 30, 2017

Class T Shares for the above-listed Fund are not currently offered by the Goldman Sachs Trust.